Income tax - Summary of Tax Loss Carry-forwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Major components of tax expense (income) [abstract]
Tax loss carry-forwards, Less than 5 years	$ 11,211
Tax loss carry-forwards, Unlimited	1,281,670
Tax loss carry-forwards	$ 1,292,881